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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2008

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WELLSPRING MANAGEMENT, LLC
Address:   1790 KIRBY PARKWAY
           SUITE 127
           MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GEORGE WHITE
Title:   MANAGING MEMBER
Phone:   (901) 753-6863

Signature, Place, and Date of Signing:


/s/ George White                       Memphis, TN              May 15, 2008
-----------------------------   -------------------------   --------------------
[Signature]                           [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total: 160,637 (THOUSANDS)

List of Other Included Managers:            N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
            COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------- ----------- -------- ------------------ ---------- -------- ---------------------
                                                                                                        VOTING AUTHORITY
                                TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER          CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
          --------------        -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADHEREX TECHNOLOGIES            COM      00686R 20 0       22   100,000          SOLE                  100,000
ADTRAN, INC                     COM      00738A 10 6   29,188 1,224,367          SOLE                1,224,367
AEGEAN MARINE PETE NETWORK INC. COM      Y0017S 10 2    4,461   109,640          SOLE                  109,640
AMER INTL GROUP INC             COM      026874 10 7      529    20,000          SOLE                   20,000
AMERICAN ORIENTAL BIOENGR INC.  COM      028731 10 7   29,277 2,966,232          SOLE                2,966,232
ATHENAHEALTH, INC               COM      04685W 10 3    7,800   253,592          SOLE                  253,592
EBAY INC                        COM      278642 10 3    4,633   169,518          SOLE                  169,518
ENSTAR GROUP LTD                COM      G3075P 10 1    2,975    34,000          SOLE                   34,000
EV3 INC.                        COM      26928A 20 0    3,595   379,180          SOLE                  379,180
GREEN MNTN COFFEE ROASTERS INC  COM      393122 10 6    3,381    90,000          SOLE                   90,000
HANESBRANDS INC.                COM      410345 10 2   12,886   474,789          SOLE                  474,789
HEARTLAND EXPRESS INC           COM      422347 10 4    2,982   200,000          SOLE                  200,000
INFINITY PPTY & CAS CORP        COM      45665Q 10 3   14,618   352,084          SOLE                  352,084
J B HUNT TRANSPORTATION SVCS    COM      445658 10 7    9,212   276,800          SOLE                  276,800
KNIGHT TRANSPORTATION INC       COM      499064 10 3    5,856   320,000          SOLE                  320,000
MSC INDUSTRIAL DIRECT CO INC    CL A     553530 10 6    2,027    45,948          SOLE                   45,948
SAIA INC                        COM      78709Y 10 5    6,291   576,105          SOLE                  576,105
SPARTAN STORES INC              COM      846822 10 4    3,187   138,565          SOLE                  138,565
STAPLES, INC                    COM      855030 10 2    4,181   176,061          SOLE                  176,061
STAR BULK CARRIERS CORP.        COM      Y8162K 10 5    3,460   293,500          SOLE                  293,500
SUPERIOR BANCORP                COM      86806M 10 6      585    69,000          SOLE                   69,000
TEMPUR-PEDIC INTL INC.          COM      88023U 10 1      781   100,000          SOLE                  100,000
YAHOO! INC                      COM      984332 10 6    4,132   200,000          SOLE                  200,000
ZEP INC.                        COM      98944B 10 8    4,578   307,663          SOLE                  307,663